Income Taxes - Additional Information (Detail) (CAD)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Unrecognized tax benefits from capital losses			0	0
Income tax expense	7,000,000	11,000,000	562,000,000	250,000,000	152,000,000
Income tax operating losses carried forward			94,000,000
Expiry year of losses carried forward			Beginning in 2026
Minimum tax credits			15,000,000
Expiry year of alternative minimum tax credits			Beginning in 2016
Investment tax credit			5,000,000
Expiry year of investment tax credits			Beginning in 2018
Total amount of accrued interest and penalties expensed			1,000,000	1,000,000	0
The total amount of accrued interest and penalties associated with unrecognized tax benefit			5,000,000	4,000,000	5,000,000
Minimum [Member]
Income Taxes [Line Items]
Loss expiry year of operating losses carried forward recognized as deferred tax asset			2029
Maximum [Member]
Income Taxes [Line Items]
Loss expiry year of operating losses carried forward recognized as deferred tax asset			2034